CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, GCT Semiconductor - Additional Information (Details) - GCT Semiconductor, Inc. - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2004	Dec. 31, 2016	Dec. 31, 2012
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payments to acquire investments	$ 3.0
Ownership interest (as a percent)	0.40%
Other-than-temporary impairment charge		$ 0.8	$ 2.1
Carrying amount of the investment		$ 0.0